THE VANTAGEPOINT FUNDS
Catherine J. Taulbee
Manager - Legal Services
1-800-291-9523
ctaulbee@icmarc.org
March 2, 2012
Ms. Patsy W. Mengiste
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20459
Re: The Vantagepoint Funds (the “Funds”) File Nos. 811-08941 and 333-60789 Post-Effective Amendment #33 to the Funds’ Registration Statement
Dear Ms. Mengiste:
In accordance with Investment Company Act Release No. 13768, we are requesting selective review of the above referenced amendment to the Funds’ registration statement (“Post-Effective Amendment #33”). This amendment is being filed for the purpose of including convertible securities risk to the risk profiles of all of the Vantagepoint Model Portfolio Funds, except the Vantagepoint Model Portfolio All-Equity Fund, and the Vantagepoint Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, and Milestone 2025 Fund. This change is effective due to the asset allocation of these funds to the Vantagepoint Diversifying Strategies Fund These changes will be effective simultaneously with the Funds’ annual update on May 1, 2012. Except for these changes, the disclosure in Post-Effective Amendment #33 is substantially similar to the disclosure found in the Fund’s Post-Effective Amendment #31 to the registration statement filed on April 27, 2011.
If you have any questions and/or comments, please do not hesitate to call me at the above telephone number.
Sincerely,
Catherine J. Taulbee
Senior Manager - Legal Services

Cc: Angela C. Montez- Secretary